Operating segments (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Information by operating segment
Net interest income		R$ 66,808,470	R$ 50,642,913	R$ 56,662,989
Net fee and commission income		23,831,590	22,748,828	20,341,051
Net gains/(losses) on financial assets and liabilities at fair value through profit or loss		(11,676,573)	0	0
Net gains/(losses) on financial instruments classified as held for trading		0	9,623,108	16,402,770
Net gains/(losses) on financial assets at fair value through other comprehensive income		1,073,563	0	0
Net gains/(losses) on financial instruments classified as available for sale		0	570,358	(1,341,400)
Net gain / (loss) on held-to-maturity investments		0	(54,520)	0
Net gains/(losses) on foreign currency transactions		1,096,826	1,422,957	150,757
Net income from insurance and pension plans		7,656,872	6,239,990	4,155,763
Other operating income/(loss)		(1,849,312)	17,801,893	19,367,890
Expected loss on loans and advances		(15,091,975)	0	0
Impairment of loans and advances		0	(16,860,835)	(15,350,278)
Expected loss on other financial assets		(1,172,860)	0	0
Personnel expenses	[1]	(18,871,462)	(20,723,265)	(17,003,783)
Other administrative expenses		(16,873,962)	(16,882,461)	(16,149,563)
Depreciation and amortization		(4,808,255)	(4,568,568)	(3,658,413)
Other operating income/(expenses)		(14,210,594)	(10,133,357)	(14,004,162)
Other operating expense		(71,029,108)	(69,168,486)	(66,166,199)
Income before income taxes and share of profit of associates and joint ventures		17,761,640	22,025,148	30,205,731
Equity in net income of associates		1,680,375	1,718,411	1,699,725
Income before income taxes		19,442,015	23,743,559	31,905,456
Income tax and social contribution		(2,693,576)	(6,428,956)	(13,912,730)
Net income for the year		16,748,439	17,314,603	17,992,726
Attributable to controlling shareholders		16,583,915	17,089,364	17,894,249
Attributable to non-controlling interest		164,524	225,239	98,477
Total assets		1,305,543,714	1,224,353,440	1,192,029,656
Investment book value		8,125,799	8,257,384	7,002,778
Total liabilities		1,180,867,594	1,106,659,736	1,086,550,449
Banking
Information by operating segment
Net interest income		53,582,872	46,997,327	49,156,109
Net fee and commission income		25,496,171	24,143,561	20,696,785
Net gains/(losses) on financial instruments classified as held for trading		(6,217,370)	6,011,351	14,918,934
Net gains/(losses) on financial instruments classified as available for sale		625,159	(685,560)	(1,417,647)
Net gain / (loss) on held-to-maturity investments		0	(54,520)	0
Net gains/(losses) on foreign currency transactions		1,096,826	1,422,957	150,757
Other operating income/(loss)		(4,495,385)	6,694,228	13,652,044
Impairment of loans and advances		(11,078,383)	(17,895,929)	(18,829,460)
Personnel expenses		(17,369,813)	(19,261,590)	(15,733,611)
Other administrative expenses		(16,290,073)	(17,175,352)	(14,979,689)
Depreciation and amortization		(5,575,203)	(5,555,033)	(3,786,599)
Other operating income/(expenses)		(11,439,378)	(9,282,411)	(14,421,152)
Other operating expense		(61,752,850)	(69,170,315)	(67,750,511)
Income before income taxes and share of profit of associates and joint ventures		12,830,808	8,664,801	15,754,427
Equity in net income of associates		1,410,004	1,497,268	1,538,058
Income before income taxes		14,240,812	10,162,069	17,292,485
Income tax and social contribution		(206,385)	(887,289)	(7,995,420)
Net income for the year		14,034,427	9,274,780	9,297,065
Attributable to controlling shareholders		14,034,093	9,272,962	9,293,766
Attributable to non-controlling interest		334	1,818	3,299
Total assets		1,057,484,986	988,063,541	921,916,290
Investment book value		6,235,329	6,364,246	5,512,372
Total liabilities		934,863,960	875,887,257	821,182,152
Insurance, pension and capitalization bonds
Information by operating segment
Net interest income		12,291,357	1,857,926	5,374,229
Net fee and commission income		600,510	787,014	651,482
Net gains/(losses) on financial instruments classified as held for trading		(5,459,203)	3,641,626	1,250,639
Net gains/(losses) on financial instruments classified as available for sale		738,063	713,425	805,051
Net income from insurance and pension plans		7,656,872	6,239,990	4,155,763
Other operating income/(loss)		2,935,732	10,595,041	6,211,453
Personnel expenses		(1,643,734)	(1,589,077)	(1,387,935)
Other administrative expenses		(1,609,750)	(1,391,439)	(1,331,349)
Depreciation and amortization		(411,875)	(393,618)	(365,656)
Other operating income/(expenses)		(1,596,743)	(889,065)	243,631
Other operating expense		(5,262,102)	(4,263,199)	(2,841,309)
Income before income taxes and share of profit of associates and joint ventures		10,565,497	8,976,782	9,395,855
Equity in net income of associates		206,272	217,035	168,691
Income before income taxes		10,771,769	9,193,817	9,564,546
Income tax and social contribution		(4,382,847)	(4,156,153)	(3,915,822)
Net income for the year		6,388,922	5,037,664	5,648,724
Attributable to controlling shareholders		6,224,398	4,812,425	5,550,662
Attributable to non-controlling interest		164,524	225,239	98,062
Total assets		305,112,189	295,699,951	266,642,197
Investment book value		1,837,899	1,847,099	1,416,617
Total liabilities		271,320,375	257,329,282	266,143,979
Other operations, adjustments and eliminations
Information by operating segment
Net interest income	[2]	934,241	1,787,660	2,132,651
Net fee and commission income	[2]	(2,265,091)	(2,181,747)	(1,007,216)
Net gains/(losses) on financial assets and liabilities at fair value through profit or loss	[2]	(11,676,573)	0	0
Net gains/(losses) on financial instruments classified as held for trading	[2]	11,676,573	(29,869)	233,197
Net gains/(losses) on financial assets at fair value through other comprehensive income	[2]	1,073,563	0	0
Net gains/(losses) on financial instruments classified as available for sale	[2]	(1,363,222)	542,493	(728,804)
Other operating income/(loss)	[2]	(289,659)	512,624	(495,607)
Expected loss on loans and advances	[2]	(15,091,975)
Impairment of loans and advances	[2]	11,078,383	1,035,094	3,479,182
Expected loss on other financial assets	[2]	(1,172,860)	0	0
Personnel expenses	[2]	142,085	127,402	117,763
Other administrative expenses	[2]	1,025,861	1,684,330	161,475
Depreciation and amortization	[2]	1,178,823	1,380,083	493,842
Other operating income/(expenses)	[2]	(1,174,473)	38,119	173,359
Other operating expense	[2]	(4,014,156)	4,265,028	4,425,621
Income before income taxes and share of profit of associates and joint ventures	[2]	(5,634,665)	4,383,565	5,055,449
Equity in net income of associates	[2]	64,099	4,108	(7,024)
Income before income taxes	[2]	(5,570,566)	4,387,673	5,048,425
Income tax and social contribution	[2]	1,895,656	(1,385,514)	(2,001,488)
Net income for the year	[2]	(3,674,910)	3,002,159	3,046,937
Attributable to controlling shareholders	[2]	(3,674,576)	3,003,977	3,049,821
Attributable to non-controlling interest	[2]	(334)	(1,818)	(2,884)
Total assets	[2]	(57,053,461)	(59,410,052)	3,471,169
Investment book value	[2]	52,571	46,039	73,789
Total liabilities	[2]	R$ (25,316,741)	R$ (26,556,803)	R$ (775,682)

[1]	In 2017, includes the effects of the Special Voluntary Termination Plan.
[2]	Other operation represents less than 1% of total assets/liabilities and the net income for the year. The main adjustments from the information disclosed in segments columns are related to the difference between the IFRS and the Segment Report Information as impairment for loans and advance, effective interest rate and proportional consolidation.